Stock-based Compensation 2011 Equity Plan (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2017	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2017	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								10,919,802	10,933,986
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value								$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										3,818,182
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price								$ 2.69
Restricted Stock Units (RSUs) [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options	$ 6			$ 6
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 18.28		$ 10.92	$ 20.33
Tranche B Options [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 12.47	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				0		37,240	117,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	782,040			782,040		782,040
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0		26,460	910,420
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	0.80%	0.80%				0.80%	0.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	60.00%	60.00%				60.00%	47.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.93	$ 8.93	$ 7.62			$ 8.93	$ 7.62
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price						10.25	20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 10.33			$ 10.33		$ 10.33	$ 20.33
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized						$ 15	$ 12				$ 0
Tranche A Options [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 12.47	$ 20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				0		37,240	117,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	782,040			782,040		782,040
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0		26,460	910,420
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	0.80%	0.80%				0.80%	0.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	60.00%	60.00%				60.00%	47.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 9.83	$ 9.83	$ 7.93			$ 9.83	$ 7.93
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price						10.25	20.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 10.33			$ 10.33		$ 10.33	$ 20.33
Maximum [Member]
Stock-based compensation expense, employees					$ 1				$ 1